PRUDENTIAL INVESTMENT PORTFOLIOS 3
100 Mulberry Street, Gateway Center Three
Newark, NJ 07102

April 23, 2010

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20002-4224

Re:       Rule 485(b) Filing for Prudential Investment Portfolios 3
Registration Nos. 333-95848, 811-09805

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant.  This Post-Effective Amendment designates April 23, 2010 as its effective date.

The purpose of this filing is to (i) update the financial statements for Prudential Strategic Value Fund and Prudential Jennison Select Growth Fund at fiscal year-end February 28, 2010, (ii) reflect Registrant’s response to the Staff’s comments on the Rule 485(a)(2) filing made February 1, 2010, effective April 23, 2010, that adds a third series, Prudential Jennison Market Neutral Fund, and (iii) make non-material changes as permitted by Rule 485(b).

As counsel to the Registrant, I represent that this Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Please direct any questions regarding this filing to the undersigned at (973) 367-1495 or to Jonathan Shain at (973) 802-6469.   Thank you for your attention to this filing.

Sincerely,

/s/ Katherine P. Feld
Katherine P. Feld